PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
PREMISES AND EQUIPMENT
NOTE F - PREMISES AND EQUIPMENT

Premises and equipment are stated at cost, less accumulated depreciation and amortization as follows:

	2013	2012

Premises:
Land	$9,891,750	$7,226,252
Buildings and improvements	22,966,215	15,697,160
Equipment	9,558,090	6,954,110
Construction in progress	32,985	11,473
	42,449,040	29,888,995
Less accumulated depreciation and amortization	10,377,299	7,646,157
	$32,071,741	$22,242,838
      The amounts charged to operating expense for depreciation were $1,379,748 and $1,195,877 in 2013 and 2012, respectively.